Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group	12 Months Ended
Jun. 30, 2023
Mr. Peng Li [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Mr. Peng Li [1]
Relationship with the Group	The Founder and controlling shareholder of the Company (i)
EW Technology Limited [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	EW Technology Limited
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuan Insurance Brokerage Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Baichuan Insurance Brokerage Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Shenzhen Shanchangshuiyuan Network Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Shenzhen Shanchangshuiyuan Network Technology Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Xingyuejiaohui Network Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Xingyuejiaohui Network Technology Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Shanronghaina Network Technology Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuanxianghai Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Baichuanxianghai Technology Co., Ltd
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shuidayuda Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Shuidayuda Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Shenzhen Erwan Education Technology Limited [Member]
Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Shenzhen Erwan Education Technology Limited
Relationship with the Group	Entity controlled by the Founder

[1]	Upon the IPO, the Founder became controlling shareholder of the Company through his majority voting right.